Disposition of HC High Summit Limited (Tables)	12 Months Ended
Dec. 31, 2020
Disposition Of Hc High Summit Limited [Abstract]
Schedule of statements of operations and comprehensive income (loss)
Fair value
Consideration in exchange for the disposal	$1
Noncontrolling interest of HC High Summit Limited	(15,645)
Less: Net assets (comprised of assets of $5,320,768 and liabilities of $2,606,257)	(2,714,511)
(2,730,155)
Impairment of amounts due HC High Summit Limited	(321,180)
Foreign currency translation adjustment	45,697
Net loss from disposal of discontinued operations	$(3,005,638)

Schedule of reconciliation of the carrying amounts of major classes of assets and liabilities
	August 28, 2020	December 31, 2019
Carrying amounts of major classes of assets held for sale:
Cash	$84	$669,407
Loans receivable from third parties	1,568,418	1,429,280
Due from related parties	463,391	470,155
Other current assets	488,911	126,657
Investments in equity investees	554,711	562,807
Leasing business assets, net	2,229,819	2,426,109
Other noncurrent assets	15,434	59,374
Total assets of disposal group	$5,320,768	$5,743,789
Carrying amounts of major classes of liabilities held for sale:
Third party loans payable	$1,168,660	$2,052,238
Due to related parties	1,056,249	1,003,154
Other current liabilities	381,348	234,748
Total liabilities of disposal group	$2,606,257	$3,290,140

Schedule of reconciliation of the amounts of major classes of income from operation
	For the Years Ended December 31,
	2020	2019
Discontinued Operations
Income from operating leases	$13,946	$1,830,148
Cost of operating lease	(323,608)	(1,544,120)
Total operating cost and expenses	(168,888)	(1,642,240)
Total other expenses, net	(67,070)	(365,946)
Net loss from disposal of discontinued operations	(3,005,638)	-
Net Loss from Discontinued Operations	$(3,551,258)	$(1,722,158)